NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

SUPPLEMENT DATED APRIL 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

The following item is added to the fifth paragraph in the section “Investment Restrictions”:

Also, Nuveen Symphony Credit Opportunities Fund, as a non-fundamental policy, may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCOSAI-0412P